Capital Stock - Redemption of Common Shares and Common Stock Issuance (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital
Maximum authorized redeemable shares (shares)		1,903,282
Maximum authorized redeemable shares percentage		2.00%
Redemption of common shares (shares)	0	1,539,380	0
Redemption of common shares		$ 20
Common shares issued on exercise of stock options (shares)		714,937	461,442
Issuance of common shares upon exercise of stock options		$ 5	$ 4
common stock
Disclosure of classes of share capital
Redemption of common shares (shares)		1,539,380	0
Redemption of common shares		$ 8	$ 0
Common shares issued on exercise of stock options (shares)		714,937	461,442
Issuance of common shares upon exercise of stock options		$ 6	$ 5